UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					Washington, D.C.  20549

						   FORM 13F

					FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	December 31, 2001

Check here if Amendment:	___; Amendment Number:	___
  This Amendment (Check only one.)  ___ is a restatement.
							 ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Palo Alto Investors, LLC
Address:	470 University Avenue
		Palo Alto, CA 94301

Form 13F File Number:	28-____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	William L. Edwards
Title:	President of Palo Alto Investors, Manager
Phone:	(650) 325-0772

Signature, Place and Date of Signing:

_________________________	Palo Alto, CA			September 11, 2002
William L. Edwards

Report Type (Check only one.):

 X 	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)
___	13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
___	13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


					Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		56

Form 13F Information Table Value Total:		175,143


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE
<Page

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NAME OF ISSUER			TITLE OF	CUSIP		    VALUE	    SHARES	   SH/    PUT/	INV.	OTHER	VOTING AUTH
					CLASS				    X1000			   PRN    CALL	DISC	MGR	SOLE   SHR  NONE


Actuate Corporation         COMMON        00508B107         2240     425,000     SH            SOLE             425,000
Acxiom Corporation          COMMON        005125109          175      10,000     SH            SOLE              10,000
Agile Software              COMMON        00846X105         3110     180,600     SH            SOLE             180,600
Arena Pharmaceuticals       COMMON        040047102        10168     845,200     SH            SOLE             845,200
Art Technology Group        COMMON        04289L107        12415   3,567,550     SH            SOLE           3,567,550
ArthroCare Corp             COMMON        043136100        10156     566,400     SH            SOLE             566,400
BEA Systems                 COMMON        073325102          154      10,000     SH            SOLE              10,000
Bayer AG- Sponsored ADR     COMMON        110122108          467      15,000     SH            SOLE              15,000
Biosite Inc.                COMMON        090945106         4117     224,100     SH            SOLE             224,100
Centra Software             COMMON        15234X103          700      87,500     SH            SOLE              87,500
Check PT Software           COMMON    SEDOL 2181334          479      12,000     SH            SOLE              12,000
ClickAction, Inc.           COMMON        18681E107          576     747,500     SH            SOLE             747,500
Conductus Inc.              COMMON        206784100         3388   1,241,005     SH            SOLE           1,241,005
Cysive, Inc.                COMMON        23281T108          790     281,200     SH            SOLE             281,200
Dyax                        COMMON        26746E103          527      48,000     SH            SOLE              48,000
E-Loan Inc.                 COMMON        26861P107         4876   2,650,000     SH            SOLE           2,650,000
Excelon Corp                COMMON        300691102         3370   2,880,125     SH            SOLE           2,880,125
Exponent                    COMMON        30214U102         6525     530,482     SH            SOLE             530,482
Freeport MCM CP&GLD         COMMON        35671D857          161      12,000     SH            SOLE              12,000
Geerlings & Wade            COMMON        368473104          685     720,770     SH            SOLE             720,770
Genencor International      COMMON        368709101         9420     590,200     SH            SOLE             590,200
IDEC Pharmaceuticals        COMMON        449370105          388       5,631     SH            SOLE               5,631
Intellicorp, Inc.           COMMON        458153103           84     312,900     SH            SOLE             312,900
Kana Software               COMMON        483600300         1066      54,800     SH            SOLE              54,800
Keynote                     COMMON        493308100         2338     250,000     SH            SOLE             250,000
N. American Scientific      COMMON        65715D100         1030      76,900     SH            SOLE              76,900
NIKU Corp                   COMMON        654113109         1774   1,088,371     SH            SOLE           1,088,371
Navidec                     COMMON        63934Q101          601   1,503,700     SH            SOLE           1,503,700
North Amer Pall             COMMON        656912102         2742     467,400     SH            SOLE             467,400
Patina Oil & Gas            COMMON        703224105         3905     142,000     SH            SOLE             142,000
Pep Boys - MM&J             COMMON        713278109        10520     613,400     SH            SOLE             613,400
Petroquest Energy           COMMON        716748108         2394     450,000     SH            SOLE             450,000
PharmChem Labs              COMMON        717133102         1445   1,520,935     SH            SOLE           1,520,935
Preview Systems, Inc.       COMMON        741379101          141     939,524     SH            SOLE             939,524
Quicksilver Resources       COMMON        74837R104         2876     150,000     SH            SOLE             150,000
RSA Security                COMMON        749719100          175      10,000     SH            SOLE              10,000
Rehabcare Group             COMMON        759148109         1717      58,000     SH            SOLE              58,000
Restoration Hardware Inc.   COMMON        760981100          148      16,500     SH            SOLE              16,500
S1 Corporation              COMMON        78463B101          291      18,000     SH            SOLE              18,000
San Juan Basin Trust        COMMON        798241105          513      53,500     SH            SOLE              53,500
Secure Computing            COMMON        813705100          310      15,100     SH            SOLE              15,100
SeeBeyond Technology        COMMON        815704101        11999   1,237,000     SH            SOLE           1,237,000
Selectica                   COMMON        816288104         4081     674,502     SH            SOLE             674,502
Strategic Diagnostic        COMMON        862700101         1205     169,700     SH            SOLE             169,700
Titan Pharmaceuticals       COMMON        888314101         1249     127,300     SH            SOLE             127,300
Tularik Inc.                COMMON        899165104          240      10,000     SH            SOLE              10,000
Tumbleweed Comm             COMMON        899690101        25423   4,280,000     SH            SOLE           4,280,000
UCBH Holdings               COMMON        90262T308         2275      80,000     SH            SOLE              80,000
Ultra Petroleum Corp        COMMON        903914109         1328     218,000     SH            SOLE             218,000
Unify Corporation           COMMON        904743101          264   1,056,598     SH            SOLE           1,056,598
Valicert                    COMMON        91915Q105         4600   1,586,100     SH            SOLE           1,586,100
Vicinity Corporation        COMMON        925653107         1592     879,650     SH            SOLE             879,650
W-H Energy Services Inc.    COMMON        92925E108         2572     135,000     SH            SOLE             135,000
WebEx Comm                  COMMON        94767L109         1590      64,000     SH            SOLE              64,000
WebSense                    COMMON        947684106         7456     232,500     SH            SOLE             232,500
iPrint Technologies         COMMON        462628108          315   1,432,122     SH            SOLE           1,432,122




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